Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities	12 Months Ended
Dec. 31, 2022
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	WiMi HK
Background	• A Hong Kong company • Incorporated on September 4, 2018 • Primarily engages in the sales of semiconductor products and related accessories
Ownership	100% owned by WiMi Cayman
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	WiMi WFOE
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on September 20, 2018 • Registered capital of RMB 325,500,000 (USD 50,000,000) • A holding company
Ownership	100% owned by WiMi HK
Beijing Wi Mi [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Beijing WiMi
Background	• A PRC limited liability company • Incorporated on May 27, 2015 • Registered capital of RMB 5,154,639 (USD 808,482) • Primarily engages in Hologram advertising services
Ownership	VIE of WiMi WFOE
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yidian Network Technology Co., Ltd.(“Shenzhen Yidian”)
Background	• A PRC limited liability company • Incorporated on May 20, 2014 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Duodian Cloud Technology Co., Ltd.(“Shenzhen Duodian”)
Background	• A PRC limited liability company • Incorporated on August 24, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas Duodian Network Technology Co., Ltd.(“Korgas Duodian”)
Background	• A PRC limited liability company • Incorporated on November 25, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Kashi Duodian Network Technology Co., Ltd.(“Kashi Duodian”)
Background	• A PRC limited liability company • Incorporated on January 31, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)
Background	• A PRC limited liability company • Incorporated on December 3, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)
Background	• A PRC limited liability company • Incorporated on June 9, 2021 • Registered capital of RMB 10,000,000 (USD 1,435,833) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)
Background	• A PRC limited liability company • Incorporated on September 24, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Dongguan Xinhongcheng Technology Co., Ltd. (“Dongguan Xinhongcheng”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Dongguan Xinhongcheng Technology Co., Ltd. (“Dongguan Xinhongcheng”)
Background	• A PRC limited liability company • Incorporated on November 6, 2018 • Registered capital of RMB 500,000 (USD 71,792) • No material operations as of December 31, 2022
Ownership	100% owned by Shenzhen Duodian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Micro Beauty Lightspeed Investment Management HK Limited(“Micro Beauty”)
Background	• A Hong Kong company • Incorporated on February 22, 2016 • Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Skystar Development Co., Ltd(“Skystar”)
Background	• A Republic of Seychelles Company • Incorporated on March 30, 2016 • Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Viru Technology Limited (“Viru”)
Background	• A Hong Kong company • Incorporated on April 15, 2021 • Primarily engages in AR advertising services
Ownership	55% owned by Wimi HK
Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)
Background	• A PRC limited liability company • Incorporated on August 26, 2022 • Registered capital of RMB 5,000,000 (USD 717,916) • Primarily engages in AR advertising services and no material operation as of December 31, 2022
Ownership	100% owned by Viru
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	VIDA Semicon Co., Limited (“VIDA”)
Background	• A Hong Kong company • Incorporated on August 21, 2020 • Primarily engages in the sales of semiconductor products and related accessories
Ownership	53% owned by WiMi HK
Weeto Investment PTE. Ltd (“Weeto”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Weeto Investment PTE. Ltd (“Weeto”)
Background	• A Singapore limited liability company • Incorporated on April 28, 2022 • Registered capital of RMB 51,831 (USD 7,442) • Primarily engages in AR advertising services. No material operations as of December 31, 2022
Ownership	100% owned by Wimi Cayman
Lixin Technology Co., Ltd. (“Lixin Technology”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Lixin Technology Co., Ltd. (“Lixin Technology”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on August 4, 2020 • Registered capital of RMB 200,000,000 (USD 31,369,105) • Primarily engages in research, development and sale of computer chip and intelligent chip products
Ownership	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)
Background	• A PRC limited liability company • Incorporated on October 10, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Plan to support the daily operations of Lixin Technology
Ownership	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 4, 2021 • Registered capital of RMB 195,747,000 (USD 30,000,000) • A holding company
Ownership	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)
Background	• A PRC limited liability company • Incorporated on May 21, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services
Ownership	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)
Background	• A PRC limited liability company • Incorporated on May 26, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services
Ownership	100% owned by Shenzhen Hedao
MicoAlgo Inc [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	MicoAlgo Inc.
Background	• A Cayman company • Incorporated on May 26, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services, no material operations as of December 31, 2022
Ownership	65.92% owned by Wimi Cayman
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.
Background	• A Cayman company • Incorporated on September 24, 2020 • Primarily engages in the development of central processing algorithm and cloud computing services
Ownership	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Fe-da Electronics Company Private Limited (“Fe-da Electronics”)
Background	• A Singapore company • Incorporated on January 9, 2009 • Capital of RMB 3,187,856 (USD 500,001) • Primarily engages in customization of central processing units
Ownership	100% owned by VIYI Acquired in September 2020
Wisdom Lab Inc. (“Wisdom Lab”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Wisdom Lab Inc. (“Wisdom Lab”)
Background	• A Cayman Islands company • Incorporated on May 6, 2021 • Engages in software solution for intelligent chips
Ownership	100% owned by Fe-Da Electronics
Excel Crest Limited (“Excel Crest”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Excel Crest Limited (“Excel Crest”)
Background	• A Hong Kong company • Incorporated on September 10, 2020 • Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2022
Ownership	100% owned by Fe-da Electronics
VIYI Technology Ltd. (“VIYI Ltd”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	VIYI Technology Ltd. (“VIYI Ltd”)
Background	• A Hong Kong company • Incorporated on October 9, 2020 • A holding company • No material operations as of December 31, 2022
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)
Background	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on November 18, 2020 • Registered capital of RMB 191,271,000 (USD 30,000,000) • A holding company
Ownership	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Background	• A PRC limited liability company • Incorporated on November 30, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Engages in providing software support services
Ownership	58% owned by VIYI Ltd
Weidong Technology Co., Ltd. (“Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Weidong Technology Co., Ltd. (“Weidong”)
Background	• A PRC limited liability company • Incorporated on October 28, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Background	• A PRC limited liability company • Incorporated on March 18, 2019 • Registered capital of RMB 20,000,000(USD 3,136,910 ) • Engages in R&D and application of intelligent visual algorithm technology
Ownership	99% owned by Weidong, 1% owned by YY Online
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)
Background	• A PRC limited liability company • Registered capital of RMB 10,000,000(USD 1,568,455) • Incorporated on July 23, 2021 • Engages in R&D and application of intelligent visual algorithm technology
Ownership	100% owned by Shanghai Guoyu
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)
Background	• A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services
Ownership	100% owned by Weidong
Korgas 233 Technology Co., Ltd. (“Korgas 233”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Korgas 233 Technology Co., Ltd.(“Korgas 233”)
Background	• A PRC limited liability company • Incorporated on September 15, 2017 • Registered capital of RMB 1,000,000 (USD 156,846) • Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd.(“YY Online”)
Background	• A PRC limited liability company • Incorporated on January 14, 2019 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)
Background	• A PRC limited liability company • Incorporated on May 15, 2020 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in mobile games development
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd.(“Shenzhen Yitian”)
Background	• A PRC limited liability company • Incorporated on March 08, 2011 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in mobile games development
Ownership	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd.(“Shenzhen Qianhai”)
Background	• A PRC limited liability company • Incorporated on October 16, 2015 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Viwo Technology Limited. (“Viwo Tech”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Background	• A Hong Kong company • Incorporated on April 15, 2021 • Engages in intelligent chips design • No operations as of December 31, 2022
Ownership	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)
Background	• A PRC limited liability company • Incorporated on July 19, 2021 • Registered capital of RMB 10,000,000 (USD 1,568,455) • No operations as of December 31, 2022
Ownership	100% owned by Viwo Tech
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Background	• A PRC limited liability company • Registered capital of RMB 1,000,000(USD 156,846) • Incorporated on June 22, 2021 • Engages in E-commerce services and application of intelligent visual algorithm technology
Ownership	100% owned by Viwotong Tech
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”)
Background	• A PRC limited liability company • Incorporated on April 8, 2021 • Engages in central processing algorithm in advertising industry
Ownership	100% owned by Viwotong Tech Acquired in September 2022
ViZe Technology Co., Ltd. (“ViZe”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	ViZe Technology Co., Ltd. (“ViZe”)
Background	• A Hong Kong company • Incorporated on April 12, 2022 • No activities as of December 31, 2022
Ownership	55% owned by VIYI Ltd.
Shenzhen ViZeTong Technology Co., Ltd. (“ViZeTong”) [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Name	Shenzhen ViZeTong Technology Co., Ltd. (“ViZeTong”)
Background	• A PRC limited liability company • Incorporated on August 15, 2022 • No activities as of December 31, 2022
Ownership	100% owned by ViZe